Significant accounting policies - Restatement of prior year and Revenue from contracts with customers (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reclassifications or changes in presentation [line items]
Gross profit	€ 23,359,010	€ 10,021,711	€ 21,805,520
Maximum
Disclosure of reclassifications or changes in presentation [line items]
Percentage of revenue from license and sale of bonding equipment	2.30%	2.30%	2.30%
Operating segments
Disclosure of reclassifications or changes in presentation [line items]
Gross profit	€ 23,359,010	€ 10,021,711	€ 21,581,062
Operating segments | Sensor Technologies
Disclosure of reclassifications or changes in presentation [line items]
Gross profit	€ 4,933,008	€ (1,954,212)	€ 1,123,471